UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (000)*

December 31, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK

Canada — 3.1%

Encana Corp.	138,144	$799

Manulife Financial Corp.	102,191	1,450

		2,249

China — 2.2%

Baidu Inc. ADR[1]	9,960	1,580

Germany — 6.0%

BASF SE	26,322	1,833

Linde PLC	15,985	2,538

		4,371

Hong Kong — 3.7%

China Merchants Port Holdings Co. Ltd.	276,182	497

China Mobile Ltd.	229,500	2,209

		2,706

Italy — 3.2%

UniCredit SpA	202,062	2,289

Japan — 10.7%

East Japan Railway Co.	15,100	1,333

Fanuc Corp.	7,600	1,153

KDDI Corp.	69,500	1,661

Sompo Holdings Inc.	30,900	1,050

Takeda Pharmaceutical Co. Ltd.	74,200	2,515

		7,712

Netherlands — 2.5%

Akzo Nobel NV	22,036	1,777

South Korea — 2.4%

SK Telecom Co. Ltd.	7,142	1,723

Switzerland — 5.8%

ABB Ltd.	93,578	1,787

Novartis AG	13,511	1,157

Roche Holding AG	5,151	1,279

		4,223

Turkey — 0.4%

Akbank T.A.S.	214,648	278

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — 20.0%

AstraZeneca PLC	22,390	$1,676

Aviva PLC	110,548	529

Barclays PLC	952,056	1,826

British American Tobacco PLC	54,054	1,722

Micro Focus International PLC	116,701	2,057

Prudential PLC	115,148	2,058

Rolls-Royce Group PLC[1]	139,423	1,475

Royal Dutch Shell PLC, Class B	22,337	666

SSE PLC	102,554	1,414

Vodafone Group PLC	508,371	991

		14,414

United States — 34.1%

Advance Auto Parts Inc.	5,823	917

Alaska Air Group Inc.	21,381	1,301

Bank of America Corp.	60,014	1,479

Citigroup Inc.	38,630	2,011

FedEx Corp.	2,237	361

FirstEnergy Corp.	30,934	1,162

Flowserve Corp.	35,920	1,366

Halliburton Co.	75,102	1,996

Leidos Holdings Inc.	15,138	798

Marathon Petroleum Corp.	15,307	903

Microsoft Corp.	12,852	1,305

Mondelez International Inc., Class A	30,673	1,228

Oracle Corp.	46,486	2,099

QUALCOMM Inc.	20,961	1,193

RPC Inc.	42,343	418

Sabre Corp.	92,878	2,010

Signet Jewelers Ltd.	22,266	707

SYNNEX Corp.	9,912	801

Viacom Inc., Class B	40,440	1,039

Wells Fargo & Co.	15,774	727

Zimmer Biomet Holdings Inc.	7,955	825

		24,646

Total Common Stock

(Cost $78,648) — 94.1%		67,968

PREFERRED STOCK

Germany — 4.0%

Volkswagen AG‡	18,255	2,911

Total Preferred Stock

(Cost $2,480) — 4.0%		2,911

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2018 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 2.300%**	1,116,259	$1,116

Total Short-Term Investment

(Cost $ 1,116) — 1.6%		1,116

Total Investments — 99.7%

(Cost $ 82,244)		71,995

Other Assets in Excess of Liabilities — 0.3%		208

Net Assets — 100.0%		$72,203

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	There is currently no rate available.
1	Non-income producing security.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2018 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Canada	$2,249	$—	$—	$2,249
China	1,580	—	—	1,580
Germany	2,538	1,833	—	4,371
Hong Kong	2,706	—	—	2,706
Italy	—	2,289	—	2,289
Japan	—	7,712	—	7,712
Netherlands	1,777	—	—	1,777
South Korea	—	1,723	—	1,723
Switzerland	—	4,223	—	4,223
Turkey	278	—	—	278
United Kingdom	14,414	—	—	14,414
United States	24,646	—	—	24,646

Total Common Stock	50,188	17,780	—	67,968

Preferred Stock	—	2,911	—	2,911

Short-Term Investment	1,116	—	—	1,116

Total Investments in Securities	$51,304	$20,691	$—	$71,995

†

Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and/or due to markets being closed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party pricing vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to markets being closed. At December 31, 2018, securities with a value of $20,691(000), which represented 28.7% of the net assets of the Fund, transferred from Level 1 to Level 2 since the prior fiscal year end, primarily due to certain markets being closed which triggered fair valuation at the end of the period.

Amounts designated as “—” are $0 or less than $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-2200

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2019